Stock Compensation Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted Average Fair Value of Options Granted

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used:

Grant Year	Dividend Yield	Expected Volatility	Risk Free Interest Rate	Expected Lives
2015	5%	45%	2%	6
2014	2%	48%	1%	6
2013	0%	51%	1%	6

Stock Option Transactions under Various Stock-Based Employee Compensation Plans

Information regarding the 1996 Plan for the year ended December 31, 2015 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding, beginning of year	2,774,591	$33.76
Granted	42,000	55.52
Exercised	(881,936)	26.50
Forfeited	(8,600)	48.93
Expired	—	—

Outstanding, end of year	1,926,055	37.49	6.22

Exercisable at end of year	1,146,455	33.59	5.56

Summary of ESPP Share Activity

The following is a summary of 2009 ESPP share activity for the period ended March 31, 2016:

Shares
Available for future purchases, January 1, 2016	279,589
Additional shares reserved under 2009 ESPP	82,084
Purchases	(33,923)

Available for future purchases, March 31, 2016	327,750

The following is a summary of 2009 ESPP share activity for the year ended December 31, 2015:

Shares
Available for future purchases, January 1, 2015	307,448
Additional shares reserved under 2009 ESPP	80,933
Purchases	(108,792)

Available for future purchases, December 31, 2015	279,589